OTHER ASSETS AND LIABILITIES (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 05, 2024 CAD ($)	Dec. 05, 2024 EUR (€)	Nov. 21, 2023 CAD ($)	Nov. 04, 2022 CAD ($)
Miscellaneous non-current assets [abstract]
Long-term investment tax credits	$ 5,705	$ 0
Other	15	14
Total	7,062	18,416
Miscellaneous non-current liabilities [abstract]
Total	19,519	14,101
Settlement of cross-currency swaps, net	7,707
Settlement of cross-currency interest rate swap instrument	16,555	0
Proceeds from sales or maturity of financial instruments, classified as financing activities	24,262	0
Cash flow hedges | Variable fixed interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Notional amount					$ 300	$ 300
Derivatives, interest rate fixed					4.044%	4.241%
Cross-currency interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	10,131	14,101
Variable fixed interest rate swap instrument
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	6,534	0
Long-term forward foreign exchange contracts
Miscellaneous non-current liabilities [abstract]
Non-current derivative financial liabilities	2,854	0
Cross-currency interest rate swap instrument
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	1,342	17,204
Cross-currency interest rate swap instrument | Foreign exchange risk related to senior notes
Miscellaneous non-current liabilities [abstract]
Notional amount			$ 175
Derivatives, interest rate received			4.125%	4.125%
Derivatives, interest rate paid			4.169%	4.169%
Cross-currency interest rate swap instrument | Foreign exchange risk related to senior notes | Senior Notes | Settled
Miscellaneous non-current liabilities [abstract]
Notional amount			$ 175
Derivatives, interest rate received			4.125%	4.125%
Derivatives, interest rate paid			3.128%	3.128%
Cross-currency interest rate swap instrument | Net investment in european operations
Miscellaneous non-current liabilities [abstract]
Notional amount | €				€ 161,142
Derivatives, interest rate received			4.169%	4.169%
Derivatives, interest rate paid			2.351%	2.351%
Cross-currency interest rate swap instrument | Net investment in european operations | Entered Into
Miscellaneous non-current liabilities [abstract]
Notional amount | €				€ 165,328
Derivatives, interest rate received			3.128%	3.128%
Derivatives, interest rate paid			2.645%	2.645%
Variable fixed interest rate swap instrument
Miscellaneous non-current assets [abstract]
Non-current derivative financial assets	$ 0	$ 1,198
Miscellaneous non-current liabilities [abstract]
Notional amount						$ 300
Derivatives, interest rate fixed						4.241%